Loss Per Share - Schedule of Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Loss Per Share [Abstract]
Loss attributable to owners of the Company	$ (8,457,748)	$ (4,306,260)	[1],[2]	$ (27,778,443)	[1],[2]
Weighted average number of shares outstanding	2,832,299	491,258		45,536
Basic loss per share	$ (2.99)	$ (8.77)	[2]	$ (610.03)	[2]
Diluted loss per share	$ (2.99)	$ (8.77)	[2]	$ (610.03)	[2]
Loss attributable to owners of the Company	$ (8,457,748)	$ (8,091,307)		$ (19,530,516)
Weighted average number of shares outstanding	2,832,299	491,258		45,536
Basic loss per share	$ (2.99)	$ (16.47)		$ (428.9)
Diluted loss per share	$ (2.99)	$ (16.47)		$ (428.9)

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).
[2]	Amounts have been re-presented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).